Investment in LLC (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Summary of Financial Information

Summarized financial information for Meatball Obsession, LLC is as follows:

Balance Sheet Data

	December 31, 2012	December 31, 2011
Assets
Cash	$117,777	$246,100
Accounts receivable	5,234	-
Inventory	14,935	-
Property & equipment	75,861	-
Other assets	60,370	32,500
Total Assets	$274,177	$278,600

Liabilities and Members’ Equity
Accounts payable	25,731	-
Other current liabilities	8,354	-
Total Current Liabilities	34,085	-
Members’ Equity	240,092	278,600
Total Liabilities and Members’ Equity	$274,177	$278,600

Statement of Operations Data
	December 31, 2012	December 31, 2011
Revenues	$315,493	$-
Cost of goods sold	129,571	4,950
Expenses	534,961	143,772
Net operating loss	(349,039)	(148,721)
Other income (expenses)	(1,988)	289
Net loss	$(351,027)	$(148,432)